INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
INCOME TAXES
Tax loss carry-forward	$ 38,560
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income before provision for income taxes and (loss)/gain from equity method investments	$ 24,058	$ 40,155	$ 32,183
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 6,015	$ 10,039	$ 8,046
Change in valuation allowance	(726)	217	704
Expenses not deductible for tax purposes	1,565	593	440
Effect of income tax rate difference for entities under individual income tax rate of 35%	714	401	390
Loss utilized for entities under individual income tax rate of 35%		(315)	(99)
Effect of income tax rate differences in other jurisdictions	968	2,429	620
Tax holidays and preferential tax rates	(2,698)	(84)
Income tax expenses	$ 5,838	$ 13,280	$ 10,101
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%